Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE TABLE
In accordance with Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K (the “Pay Versus Performance Rule”), we are providing the following information about the relationships between the compensation actually paid to our named executive officers and company performance.
The following table sets forth information concerning the compensation of our Chief Executive Officer and our other named executive officers for each of the 2022, 2021 and 2020 fiscal years:
	Summary Compensation Table Total for CEO(1)	Compensation Actually Paid to CEO(1)(3)	Average Summary Compensation Table for Non-CEO Named Executive Officers(2)	Average Compensation Actually Paid to Non-CEO Named Executive Officers(2)(3)	Value of Initial Fixed $100 Investment Based On:		Net Income ($ Millions)	Company Selected Measure: Earnings Per Share ($)
Year					Total Shareholder Return(4)	Peer Group Total Shareholder Return(5)
2022	$3,492,506	$3,124,239	$1,165,405	$1,074,976	$100.17	$90.81	$51.4	$1.48
2021	$1,747,942	$1,793,633	$655,068	$683,648	$96.87	$128.27	$81.6	$2.85
2020	$1,474,092	$1,424,283	$679,635	$653,633	$83.66	$107.54	$26.4	$1.57

(1)
Amounts reported are for Robert R. Franklin, Jr., who served as our Chief Executive Officer during each of the applicable fiscal years.

(2)
Our non-CEO named executive officers (our “Non-CEO Named Executive Officers”) were (a) Paul P Egge, Robert T. Pigott, Jr., Steven F. Retzloff, Ramon A. Vitulli, III, and Travis Jaggers for 2022; and (b) Robert T. Pigott and J. Pat Parsons for 2021 and 2020.

(3)
Amounts in these columns show the “Compensation Actually Paid,” as calculated in accordance with the methodology prescribed by the Pay Versus Performance Rule. The table below provides the adjustments to the Summary Compensation Table total compensation to arrive at the Compensation Actually Paid to our CEO and the average Compensation Actually Paid to our Non-CEO Named Executive Officers for each of the covered fiscal years.

	2022		2021		2020
	CEO	Non-CEO NEOs (Average)	CEO	Non-CEO NEOs (Average)	CEO	Non-CEO NEOs (Average)
Summary Compensation Total	$3,492,506	$1,165,405	$1,747,942	$655,068	$1,474,092	$679,635
Adjustments
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(1,391,086)	$(501,850)	$(78,843)	$(22,176)	$(59,948)	$(23,985)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$941,138	$401,150	$65,308	$26,129	$83,188	$33,265
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	$78,361	$9,793	$—	$—	$78,361	$—
	2022		2021		2020
	CEO	Non-CEO NEOs (Average)	CEO	Non-CEO NEOs (Average)	CEO	Non-CEO NEOs (Average)
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$—	$—	$35,424	$12,985	$(77,295)	$(27,113)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$3,320	$478	$23,802	$11,643	$(74,116)	$(8,169)
Total Adjustments	$(368,267)	$(90,429)	$45,691	$28,581	$(49,809)	$(26,002)
Total Compensation Actually Paid	$3,124,239	$1,074,976	$1,793,633	$683,648	$1,424,283	$653,633
For purposes of the foregoing adjustments, the value of equity awards was determined as follows: (i) for RSAs, the closing price of our common stock on the applicable fiscal year-end date, or, in the case of vesting RSAs, the closing price of our common stock on the applicable vesting date; and (ii) for the PSAs that were unvested as of December 31, 2022, the estimate of the most probable aggregate compensation cost to be recognized over the requisite service period determined as of December 31, 2022, under ASC Topic 718, calculated by an outside professional valuation consultant using a Monte-Carlo simulation model.
(4)
Our total shareholder return is calculated, for each fiscal year, as the cumulative total shareholder return on our common stock from January 1, 2020, through the last day of the applicable fiscal year, assuming that $100 was invested beginning January 1, 2020. Amounts shown include reinvestment of dividends on the Company’s common stock.

(5)
Peer TSR reflects the TSR of the Nasdaq Bank Index, the industry peer group reported in the Company’s Stock Performance Group in the 2022 Annual Report on Form 10-K.

Company Selected Measure Name	Earnings Per Share
Named Executive Officers, Footnote [Text Block]
(1)
Amounts reported are for Robert R. Franklin, Jr., who served as our Chief Executive Officer during each of the applicable fiscal years.

(2)
Our non-CEO named executive officers (our “Non-CEO Named Executive Officers”) were (a) Paul P Egge, Robert T. Pigott, Jr., Steven F. Retzloff, Ramon A. Vitulli, III, and Travis Jaggers for 2022; and (b) Robert T. Pigott and J. Pat Parsons for 2021 and 2020.

Peer Group Issuers, Footnote [Text Block]	(5) Peer TSR reflects the TSR of the Nasdaq Bank Index, the industry peer group reported in the Company’s Stock Performance Group in the 2022 Annual Report on Form 10-K.
PEO Total Compensation Amount	$ 3,492,506	$ 1,747,942	$ 1,474,092
PEO Actually Paid Compensation Amount	$ 3,124,239	1,793,633	1,424,283
Adjustment To PEO Compensation, Footnote [Text Block]
(3)
Amounts in these columns show the “Compensation Actually Paid,” as calculated in accordance with the methodology prescribed by the Pay Versus Performance Rule. The table below provides the adjustments to the Summary Compensation Table total compensation to arrive at the Compensation Actually Paid to our CEO and the average Compensation Actually Paid to our Non-CEO Named Executive Officers for each of the covered fiscal years.

	2022		2021		2020
	CEO	Non-CEO NEOs (Average)	CEO	Non-CEO NEOs (Average)	CEO	Non-CEO NEOs (Average)
Summary Compensation Total	$3,492,506	$1,165,405	$1,747,942	$655,068	$1,474,092	$679,635
Adjustments
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(1,391,086)	$(501,850)	$(78,843)	$(22,176)	$(59,948)	$(23,985)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$941,138	$401,150	$65,308	$26,129	$83,188	$33,265
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	$78,361	$9,793	$—	$—	$78,361	$—
	2022		2021		2020
	CEO	Non-CEO NEOs (Average)	CEO	Non-CEO NEOs (Average)	CEO	Non-CEO NEOs (Average)
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$—	$—	$35,424	$12,985	$(77,295)	$(27,113)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$3,320	$478	$23,802	$11,643	$(74,116)	$(8,169)
Total Adjustments	$(368,267)	$(90,429)	$45,691	$28,581	$(49,809)	$(26,002)
Total Compensation Actually Paid	$3,124,239	$1,074,976	$1,793,633	$683,648	$1,424,283	$653,633
For purposes of the foregoing adjustments, the value of equity awards was determined as follows: (i) for RSAs, the closing price of our common stock on the applicable fiscal year-end date, or, in the case of vesting RSAs, the closing price of our common stock on the applicable vesting date; and (ii) for the PSAs that were unvested as of December 31, 2022, the estimate of the most probable aggregate compensation cost to be recognized over the requisite service period determined as of December 31, 2022, under ASC Topic 718, calculated by an outside professional valuation consultant using a Monte-Carlo simulation model.

Non-PEO NEO Average Total Compensation Amount	$ 1,165,405	655,068	679,635
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,074,976	683,648	653,633
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)
Amounts in these columns show the “Compensation Actually Paid,” as calculated in accordance with the methodology prescribed by the Pay Versus Performance Rule. The table below provides the adjustments to the Summary Compensation Table total compensation to arrive at the Compensation Actually Paid to our CEO and the average Compensation Actually Paid to our Non-CEO Named Executive Officers for each of the covered fiscal years.

	2022		2021		2020
	CEO	Non-CEO NEOs (Average)	CEO	Non-CEO NEOs (Average)	CEO	Non-CEO NEOs (Average)
Summary Compensation Total	$3,492,506	$1,165,405	$1,747,942	$655,068	$1,474,092	$679,635
Adjustments
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(1,391,086)	$(501,850)	$(78,843)	$(22,176)	$(59,948)	$(23,985)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$941,138	$401,150	$65,308	$26,129	$83,188	$33,265
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	$78,361	$9,793	$—	$—	$78,361	$—
	2022		2021		2020
	CEO	Non-CEO NEOs (Average)	CEO	Non-CEO NEOs (Average)	CEO	Non-CEO NEOs (Average)
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$—	$—	$35,424	$12,985	$(77,295)	$(27,113)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$3,320	$478	$23,802	$11,643	$(74,116)	$(8,169)
Total Adjustments	$(368,267)	$(90,429)	$45,691	$28,581	$(49,809)	$(26,002)
Total Compensation Actually Paid	$3,124,239	$1,074,976	$1,793,633	$683,648	$1,424,283	$653,633
For purposes of the foregoing adjustments, the value of equity awards was determined as follows: (i) for RSAs, the closing price of our common stock on the applicable fiscal year-end date, or, in the case of vesting RSAs, the closing price of our common stock on the applicable vesting date; and (ii) for the PSAs that were unvested as of December 31, 2022, the estimate of the most probable aggregate compensation cost to be recognized over the requisite service period determined as of December 31, 2022, under ASC Topic 718, calculated by an outside professional valuation consultant using a Monte-Carlo simulation model.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationships Between Compensation Actually Paid and Financial Performance Measures
The chart below show the relationship between the compensation actually paid to our named executive officers and the cumulative TSR of Stellar and the Nasdaq Bank Index for the three years shown.

Compensation Actually Paid vs. Net Income [Text Block]	The charts below show the relationship between the compensation actually paid to our named executive officers and our net income and earnings per share for the three years shown.
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
Other Relevant Financial Performance Measures
For 2022, the following other financial performance measures represented the most important financial performance measures used by us to link compensation actually paid to our named executive officers to our financial performance:
Other Financial Performance Measures
Earnings Per Share
Relative Return on Average Assets (“ROAA”)
Relative Return on Average Common Equity (“ROACE”)
Relative Return on Average Tangible Common Equity (“ROATCE”)

Total Shareholder Return Amount	$ 100.17	96.87	83.66
Peer Group Total Shareholder Return Amount	90.81	128.27	107.54
Net Income (Loss)	$ 51,400,000	$ 81,600,000	$ 26,400,000
Company Selected Measure Amount	1.48	2.85	1.57
PEO Name	Robert R. Franklin, Jr.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Earnings Per Share
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Relative Return on Average Assets (“ROAA”)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative Return on Average Common Equity (“ROACE”)
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Relative Return on Average Tangible Common Equity (“ROATCE”)
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (368,267)	$ 45,691	$ (49,809)
PEO [Member] | Compensation Of Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,391,086)	(78,843)	(59,948)
PEO [Member] | Fair Value Of Awards Granted During Applicable FY That Remain Unvested As Of Applicable FY End, Determined As Of Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	941,138	65,308	83,188
PEO [Member] | Fair Value Of Awards Granted During Applicable FY That Vested During Applicable FY, Determined As Of Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	78,361		78,361
PEO [Member] | Awards Granted During Prior FY That Were Outstanding And Unvested As Of Applicable FY End, Fair Value From Prior FY End To Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		35,424	(77,295)
PEO [Member] | Awards Granted During Prior FY That Vested During Applicable FY, Fair Value From Prior FY End To Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,320	23,802	(74,116)
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(90,429)	28,581	(26,002)
Non-PEO NEO [Member] | Compensation Of Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(501,850)	(22,176)	(23,985)
Non-PEO NEO [Member] | Fair Value Of Awards Granted During Applicable FY That Remain Unvested As Of Applicable FY End, Determined As Of Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	401,150	26,129	33,265
Non-PEO NEO [Member] | Fair Value Of Awards Granted During Applicable FY That Vested During Applicable FY, Determined As Of Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,793
Non-PEO NEO [Member] | Awards Granted During Prior FY That Were Outstanding And Unvested As Of Applicable FY End, Fair Value From Prior FY End To Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		12,985	(27,113)
Non-PEO NEO [Member] | Awards Granted During Prior FY That Vested During Applicable FY, Fair Value From Prior FY End To Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 478	$ 11,643	$ (8,169)